SUBSEQUENT EVENTS	3 Months Ended	12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016
Notes to Financial Statements
NOTE 13. SUBSEQUENT EVENTS

During January 2017, the Company issued additional demand notes to its Chairman in the aggregate amount of $260,000 under the same terms as the notes issued during the three months ending December 31, 2016.

During January 2017, the Company issued 445,932 shares of its common stock for investor relations services.

During February 2017, the Company sold an additional 399,750 Offering Units for gross proceeds of $159,900. Additionally, a warrant to purchase 39,975 shares of common stock was granted to the Placement Agent pursuant to the 2016 Offering pricing terms.

The Company issued demand promissory notes in favor of Leonard Mazur, Chairman of the Board, on October 20, 2016 in the principal amount of $500,000, on December 9, 2016 in the principal amount of $50,000 and on December 14, 2016 in the principal amount of $100,000 (collectively, the “Notes”). The Notes mature on the earlier of December 31, 2017 or demand by the lender. And accrue interest at the prime rate plus 1%. The Board of Directors has authorized additional revolving demand promissory notes with Leonard Mazur on substantially similar terms in an aggregate principal amount of up to $2,500,000, of which $1,150,000 is outstanding at December 15, 2016.

In October 2016, the Company commenced an offering (the “2016 Offering”) of up to 15,000,000 units (the “2016 Offering Units”), each 2016 Offering Unit consists of (i) one share of common stock and (ii) a warrant to purchase one share of common stock (the “2016 Offering Warrants”) for gross proceeds of up to $6,000,000 with an over-subscription allotment of up to $2,000,000. Each 2016 Offering Unit will be sold at a negotiated price of $0.40. Each 2016 Offering Warrant shall have an exercise price of $0.55 (the “Exercise Price”). Each 2016 Offering Warrant is exercisable for a period of five years from the date of issuance. The Placement Agent will receive a 10% cash commission on the gross proceeds of each sale of the 2016 Offering Units. In addition, on each closing the Placement Agent will also receive (i) an expense allowance equal to 3% of the proceeds of the sale, and (ii) warrants to purchase a number of shares of common stock equal to 10% of the 2016 Offering Units sold at an exercise price of $0.55 per share.

On November 23, 2016, the Company sold 975,000 2016 Offering Units for gross proceeds of $390,000. Additionally, a warrant to purchase 97,500 shares of common stock was granted to the Placement Agent pursuant to the above pricing terms.